Equity Incentive Schemes and Stock Compensation Charges - Summary of RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	511,026
Granted (in shares)	71,906
Shares vested (in shares)	(215,826)
Forfeited (in shares)	(116,053)
Outstanding at ending of period (in shares)	251,053	511,026
Weighted Average Fair Value
Outstanding at beginning of period (usd per share)	$ 72.07
Granted (usd per share)	116.02
Shares vested (usd per share)	68.28
Forfeited (usd per share)	70.89
Outstanding at end of period (usd per share)	$ 85.95	$ 72.07
Weighted Average Remaining Contractual Life
Outstanding at end of period (usd per share)	11 months 15 days	11 months 5 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	715,970
Granted (in shares)	160,113
Shares vested (in shares)	(276,495)
Forfeited (in shares)	(64,911)
Outstanding at ending of period (in shares)	534,677	715,970
Weighted Average Fair Value
Outstanding at beginning of period (usd per share)	$ 72.65
Granted (usd per share)	123.42
Shares vested (usd per share)	67.99
Forfeited (usd per share)	78.92
Outstanding at end of period (usd per share)	$ 89.50	$ 72.65
Weighted Average Remaining Contractual Life
Outstanding at end of period (usd per share)	1 year 2 months 19 days	1 year 3 months 11 days